Note 1 - Organization and Description of Business	12 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE
1.
ORGANIZATION AND DESCRIPTION OF BUSINESS

National Holdings Corporation (“National” or

the “Company”), a Delaware corporation organized in
1996,

operates through its wholly owned subsidiaries which principally provide financial services. Through its broker - dealer and investment advisory subsidiaries, the Company
(1)
offers full service retail brokerage and investment advisory services to individual, corporate and institutional clients,
(2)
provides investment banking, merger, acquisition and advisory services to micro, small and mid - cap high growth companies,
(3)
engages in trading securities, including making markets in micro and small - cap, NASDAQ and other exchange listed stocks and
(4)
provides liquidity in the United States Treasury marketplace. Broker - dealer subsidiaries consist of National Securities Corporation (“National Securities” or “NSC”) and vFinance Investments, Inc. (“vFinance Investments”) (collectively, the “Broker - Dealer Subsidiaries”). The Broker - Dealer Subsidiaries conduct a national securities brokerage business through their main offices in New York City, New York, Boca Raton, Florida, and Seattle, Washington. Broker - dealer subsidiaries are introducing brokers and clear all transactions through clearing organizations, on a fully disclosed basis. The Broker - Dealer Subsidiaries are registered with the Securities and Exchange Commission ("SEC") and the Commodities and Futures Trading Commission, and are members of the Financial Industry Regulatory Authority ("FINRA"), the Securities Investor Protection Corporation and the National Futures Association.

The Company’s wholly - owned subsidiary, National Asset Management, Inc. ("NAM"), is a federally - registered investment adviser providing asset management advisory services to retail clients for a fee based upon a percentage of assets managed.

The Company’s wholly - owned subsidiaries, National Insurance Corporation ("National Insurance") and Prime Financial Services ("Prime Financial"), provide fixed insurance products to their clients, including life insurance, disability insurance, long term care insurance and fixed annuities.

The Company’s wholly - owned subsidiary, Gilman Ciocia, Inc. ("Gilman"), provides tax preparation and accounting services to individuals and small to midsize companies.

The Company’s wholly - owned subsidiary, GC Capital Corporation ("GC"), provides licensed mortgage brokerage services in New York and Florida.

On
September
9,
2016,
a subsidiary of Fortress Biotech, Inc. (“Fortress”), acquired a controlling interest in the Company. See Note
18.